Inx Token Liability - Schedule of Inputs and Assumptions are Volatility and the Period under the Lock Up (Details) - Inx Token Liability[Member]	12 Months Ended
Dec. 31, 2023
Bottom of Range [Member]
Schedule of Inputs and Assumptions are Volatility and the Period under the Lock Up [Line Items]
Expected term (years)	0.04
Expected volatility	89.05%
Top of Range [Member]
Schedule of Inputs and Assumptions are Volatility and the Period under the Lock Up [Line Items]
Expected term (years)	0.53
Expected volatility	90.16%